Equity - Summary of Capital Surplus (Detail) $ in Millions, $ in Millions	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Equity [abstract]
Additional paid-in capital	$ 24,809.7		$ 24,406.8
From merger	22,800.4		22,803.3
From convertible bonds	8,891.3		8,892.4
From difference between the consideration received and the carrying amount of the subsidiaries' net assets during actual disposal	8,411.6		8,406.3
Donations - donated by shareholders	11.3		11.3
From share of changes in equities of subsidiaries	4,108.9		4,199.9
From share of changes in equities of associates	1,172.4		302.4
Donations - unclaimed dividend	79.0		70.1
Employee restricted shares	2,976.2		783.9
Total	$ 73,260.8	$ 2,234.2	$ 69,876.4